Events After the Reporting Period (Details) - Jul. 06, 2023 - Non-Adjusting Events After Reporting Period [Member] SFr / shares in Units, $ / shares in Units, SFr in Millions, $ in Millions	CHF (SFr) SFr / shares shares	USD ($) $ / shares shares
Events After the Reporting Period (Details) [Line Items]
Aggregate amount (in Dollars) | $		$ 5.0
Public offering shares	11,111,112	11,111,112
Exercise price, per share (in Dollars per share) | $ / shares		$ 0.45
Shares warrants	11,111,112	11,111,112
Warrants exercise price per share (in Francs per share) | SFr / shares	SFr 0.4
Exercise price of term	5 years	5 years
Net proceeds amount (in Francs) | SFr	SFr 3.7